Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenues and Other Income
Operating revenues, net of royalties	$ 58,336	$ 39,132
Other income (loss)	131	(31)
Revenues and Other Income	58,467	39,101
Expenses
Purchases of crude oil and products	20,775	13,791
Operating, selling and general	12,807	11,366
Transportation and distribution	1,671	1,479
Depreciation, depletion, amortization and impairment	8,786	5,850
Exploration	56	47
Loss (gain) on disposal of assets	45	(257)
Financing expenses	2,011	1,255
Expenses	46,151	33,531
Earnings (Loss) before Income Taxes	12,316	5,570
Income Tax Expense (Recovery)
Current	4,229	1,395
Deferred	(990)	56
Total Income Tax Expense (Recovery)	3,239	1,451
Net Earnings	9,077	4,119
Items That May be Subsequently Reclassified to Earnings:
Foreign currency translation adjustment	160	(63)
Items That Will Not be Reclassified to Earnings:
Actuarial gain on employee retirement benefit plans, net of income taxes	838	856
Other Comprehensive Income	998	793
Total Comprehensive Income	$ 10,075	$ 4,912
Per Common Share (dollars)
Net earnings - basic	$ 6.54	$ 2.77
Net earnings - diluted	6.53	2.77
Cash dividends	$ 1.88	$ 1.05